Pro Forma Share Capital	11 Months Ended
Nov. 30, 2017
Pro Forma, Unaudited
Pro Forma Share Capital

5.Pro Forma Share Capital

As a result of the acquisition, the share capital as at September 30, 2017 in the unaudited pro forma financial statements is comprised of the following:

Authorized

1,000,000,000 common shares; $0.001 par value

	Note	Number of Shares	Par Value	Additional Paid-In Capital

Opening balance of Magellan		75,880,548	$ 75,881	$ 1,825,403

Common stock of the SDA Mill	4(a)	26,574,000	3,324,623	-
Shares issued to acquire the SDA Mill	4(a)	14,200,834	14,201	411,824
Elimination of pre-acquisition share capital amounts of SDA Mill	4(d)	(26,574,000)	(3,324,623)	-

Pro Forma Share Capital		90,081,382	$ 90,082	$ 2,237,227